REVENUES (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
REVENUES
Mobile services	$ 161,131	$ 171,089	$ 168,905
Internet services	90,768	96,954	108,190
Cable Television Services	82,550	89,934	101,526
Fixed and Data Services	58,930	68,825	77,187
Other services revenues	2,318	1,863	1,590
Subtotal Services revenues	395,697	428,665	457,398
Equipment revenues	29,796	26,569	29,669
Total Revenues	$ 425,493	$ 455,234	$ 487,067